22. LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2020
Disclosure loans financings and debentures [abstract]
LOANS, FINANCING AND DEBENTURES
22.	LOANS, FINANCING AND DEBENTURES
Financing source	Principal maturity	Annual financial cost %	Currency	2020			2019
				Current	Non-current	Total	Total
FOREIGN CURRENCY
Banco do Brasil: Various Bonds (1) (4)	2024	Diverse	US$	2	10	12	18
Eurobonds (2)	2024	9.25%	US$	59	7,795	7,854	6,092
(-)Transaction costs				—	(16)	(16)	(19)
(±) Interest paid in advance (3)				—	(25)	(25)	(30)
Debt in foreign currency				61	7,764	7,825	6,061
BRAZILIAN CURRENCY
Caixa Econômica Federal (5)	2021	TJLP + 2.50%	R$	17	—	17	61
Caixa Econômica Federal (6)	2022	TJLP + 2.50%	R$	14	—	14	118
Eletrobrás (4)	2023	UFIR + 6.00% at 8.00%	R$	3	5	8	20
Large customers (4)	2024	IGP-DI + 6.00%	R$	—	—	—	5
Sonda (7)	2021	110.00% of CDI	R$	50	—	50	49
Promissory Notes – 1st Issue - Single series (8)	2020	107.00% of CDI	R$	—	—	—	875
(-) FIC Pampulha - Marketable securities of subsidiary companies (9)				—	—	—	(3)
Debt in Brazilian currency				84	5	89	1,125
Total of loans and financings				145	7,769	7,914	7,186
Debentures - 3th Issue – 3rd Series (2)	2022	IPCA + 6.20%	R$	395	367	762	1,088
Debentures - 6th Issue – 2nd Series (2)	2020	IPCA + 8.07%	R$	—	—	—	17
Debentures - 7th Issue – Single series (2) (11)	2021	140.00% of CDI	R$	289	—	289	578
Debentures - 3th Issue – 2nd Series (4)	2021	IPCA + 4.70%	R$	588	—	588	1,109
Debentures - 3th Issue – 3rd Series (4)	2025	IPCA + 5.10%	R$	43	992	1,035	991
Debentures - 7th Issue – 1st Series (4)	2024	CDI + 0.45%	R$	542	1,350	1,892	2,165
Debentures - 7th Issue – 2nd Series (4)	2026	IPCA + 4.10%	R$	3	1,585	1,588	1,520
Debentures – 4th Issue – 1st Series (8)	2022	TJLP+1.82%	R$	10	10	20	31
Debentures – 4th Issue – 2nd Series (8)	2022	Selic + 1,82%	R$	5	4	9	14
Debentures – 4th Issue – 3th Series (8)	2022	TJLP + 1,82%	R$	12	10	22	34
Debentures – 4th Issue – 4th Series (8)	2022	Selic + 1,82%	R$	5	5	10	15
Debentures – 7th Issue – Single series (8)	2023	CDI + 1.50%	R$	20	40	60	80
Debentures – 8th Issue – Single series (8)	2031	IPCA + 5.27%	R$	14	876	890	—
(-) Discount on the issuance of debentures (10)				—	(18)	(18)	(22)
(-) Transaction costs				(12)	(29)	(41)	(29)
Total, debentures				1,914	5,192	7,106	7,591
Total				2,059	12,961	15,020	14,777

(1)	Net balance of the Restructured Debt comprising bonds at par and discounted, with balance of R$234, less the amounts given as Deposits in guarantee, with balance of R$222. Interest rates vary – from 2 to 8% p.a.; six-month Libor plus spread of 0.81% to 0.88% p.a.
(2)	Cemig Geração e Transmissão;
(3)	Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract.
(4)	Cemig Distribuição;
(5)	Central Eólica Praias de Parajuru;
(6)	Central Eólica Volta do Rio;
(7)	Arising from merger of Cemig Telecom.
(8)	Gasmig. The proceeds from the 8th debenture issue, concluded by Gasmig on September 10, 2020, in the amount of R$850, were used to redeem the Promissory Notes issued on September 26, 2019, with maturity at 12 months, whose proceeds were used in their entirety for payment of the concession grant fee for the gas distribution concession contract.
(9)	FIC Pampulha has financial investments in marketable securities issued by subsidiaries of the Company. For more information on this fund, see Note 31.
(10)	Discount on the sale price of the 2nd series of the Seventh issue of Cemig Distribuição.
(11)	On February 02, 2021, the Company made the mandatory early redemption of this debentures, in the amount of R$264, with 20% discount of the funds obtained by the sale of the Company’s interest in Light. For more information about the sale of the Company’s interest in Light, see Note 32.

The debentures issued by the subsidiaries are non-convertible, there are no agreements for renegotiation, nor debentures held in treasury.

There are early maturity clauses for cross-default in the event of non-payment by Cemig GT or by the Company, of any pecuniary obligation with individual or aggregate value greater than R$50 (“cross default”).

Funding raised

On September 10, 2020 Gasmig concluded its eighth non-convertible debenture issue, for R$850, in a single series, with 11-year maturity, monetary updating by the IPCA inflation index, and remuneratory interest of 5.27% per year on the 252 business days basis. The total of the net proceeds was used for the obligatory early redemption of Gasmig’s first Commercial Promissory Note issue, in a single series, totaling R$850 on the issue date.

Financing source 2020	Signature date	Principal maturity	Annual financial cost %	Amount
BRAZILIAN CURRENCY
Debentures – 8th Issue – Single series	September, 2020	2031	IPCA + 5.27%	850
(-)Transactions costs				(24)

Total raised				826

Financing source 2019	Signature date	Principal maturity	Annual financial cost %	Amount
BRAZILIAN CURRENCY
Debentures – 7th Issue – 1st Series (1)	July, 2019	2024	CDI + 0.454%	2,160
Debentures – 7th Issue – 2nd Series (1)	July, 2019	2026	4.10% of IPCA	1,500
Promissory Notes – 1st Issue (2)	September, 2019	2020	107.00% of CDI	850
(-)Transactions costs				(10)
(-)Discount on the issuance of debentures (3)				(23)

Total raised				4,477

(1)	Cemig Distribuição
(2)	Gasmig
(3)	Discount on the sale price of the 2nd series of the debentures issued by Cemig Distribuição.

Financing source 2018	Signature date	Principal maturity	Annual financial cost %	Amount
FOREIGN CURRENCY
Eurobonds (1)	July, 2018	2024	9.25%	1,946
(-) Transactions costs				(8)
(±)Interest paid in advance (2)				10
				1,948
BRAZILIAN CURRENCY
Promissory Notes – 9th Issue - Single Series (3)	May, 2018	2019	151% of CDI	400
(-)Transactions costs				(4)
Debentures				—
Debentures (4)	August, 2018	2023	CDI + 1.50%	100
Debentures – 6th Issue – Single Series (5)	December, 2018	2020	CDI + 1.75%	550
(-)Transactions costs				(4)
				1,042
Total raised				2,990

(1)	In July 2018, Cemig GT completed financial settlement of an additional tranche to its initial Eurobond issue completed on December 5, 2017. The new tranche, of US$ 500, which brought the total of the issuance to R$ 1,946 billion, has half-yearly coupon of 9.25% p.a., with maturity of the principal in 2024.
(2)	Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract.
(3)	In May 2018 Cemig D made its 9th Promissory Note issue, with maturity at 18 months, annual remuneration of 151% of the CDI rate, and single bullet amortization on October 24, 2019.
(4)	In August 2018 Gasmig completed its 7th debenture issue, with maturity at 5 years, paying CDI + 1.50%, with annual amortization from August 2019.
(5)	In December 2018 the 6th Debenture Issue was placed, with maturity at 18 months, annual remuneration of CDI +1.75%, and monthly amortization in 12 payments from July 3, 2019.

Guarantees

The guarantees of the debt balance on loans and financing, on December 31, 2020, were as follows:

2020
Promissory notes and Sureties	10,197
Guarantee and Receivables	3,454
Receivables	112
Shares	330
Unsecured	927
TOTAL	15,020

The composition of loans, financing and debentures, by currency and index, with the respective amortization, is as follows:

	2021	2022	2023	2024	2025	2026	Total
Currency
US dollar	61	—	—	7,805	—	—	7,866
Total, currency denominated	61	—	—	7,805	—	—	7,866
Index
IPCA (1)	1,043	615	248	341	1,138	1,478	4,863
UFIR/RGR (2)	3	3	2	—	—	—	8
CDI (3)	912	570	560	268	—	—	2,310
URTJ/TJLP (4)	53	20	—	—	—	—	73
Total by index	2,011	1,208	810	609	1,138	1,478	7,254
(-)Transaction costs	(12)	(1)	(1)	(18)	(5)	(20)	(57)
(±)Interest paid in advance	—	—	—	(25)	—	—	(25)
(-) Discount	—	—	—	—	(9)	(9)	(18)
Overall total	2,060	1,207	809	8,371	1,124	1,449	15,020

(1) Expanded National Customer Price (IPCA) Index.

(2) Fiscal Reference Unit (Ufir / RGR).

(3) CDI: Interbank Rate for Certificates of Deposit.

(4) Interest rate reference unit (URTJ) / Long-Term Interest Rate (TJLP)

The principal currencies and index used for monetary updating of loans and financings had the following variations:

Currency	Accumulated change in 2020, %	Accumulated change in 2019, %	Indexer	Accumulated change in 2020, %	Accumulated change in 2019, %
US dollar	28.93	4.02	IPCA	4.52	4.31
			CDI	2.77	5.97
			TJLP	(18.31)	(20.20)

The changes in loans, financing and debentures are as follows:

Balance at December 31, 2017	14,398
Liabilities arising from business combination	163
Initial balance for consolidation purposes	14,561
Loans and financing obtained	2,996
(–) Transaction costs	(16)
Interest paid in advance	10
Financing obtained, net	2,990
Monetary variation	134
Exchange rate variation	582
Financial charges provisioned	1,287
Amortization of transaction cost	33
Financial charges paid	(1,290)
Amortization of financing	(3,527)
Subtotal	14,770
FIC Pampulha: Marketable securities of subsidiary companies	2
Balance at December 31, 2018	14,772
Loans and financing obtained	4,510
(–) Transaction costs	(10)
(–) Discount in the issues of securities	(23)
Financing obtained, net	4,477
Monetary variation	142
Exchange rate variation	226
Financial charges provisioned	1,250
Amortization of transaction cost	38
Financial charges paid	(1,265)
Amortization of financing	(4,883)
Subtotal	14,757
FIC Pampulha: Marketable securities of subsidiary companies	20
Balance at December 31, 2019	14,777
Liabilities arising from business combination (1)	10
Initial balance for consolidation purposes	14,787
Loans and financing obtained	850
(–) Transaction costs	(24)
Monetary variation	187
Exchange rate variation	1,742
Financial charges provisioned	1,211
Amortization of transaction cost	15
Financial charges paid (2)	(1,212)
Amortization of financing	(2,531)
Reclassification to “Other obligations” (3)	(8)
Subtotal	15,017
FIC Pampulha: Marketable securities of subsidiary companies	3
Balance at December 31, 2020	15,020

(1)	Loans arising from business combinations due to the acquisition of the remaining equity interest in Companhia Centroeste de Minas, settled in full in August 2020.
(2)	Withholding income tax on remittance of interest on Eurobonds, in the amount of R$130, was offset against PIS/Pasep and Cofins credits.
(3)	Reclassification to Cemig D’s customers (CMM and Serra da Fortaleza).

Borrowing costs, capitalized

Costs of loans directly related to acquisition, construction or production of an asset which necessarily requires a significant time to be concluded for the purpose of use or sale are capitalized as part of the cost of the corresponding asset. All other costs of loans are recorded as finance costs in the period in which they are incurred. Costs of loans include interest and other costs incurred by the Company in relation to the loan.

The subsidiaries Cemig D and Gasmig considered the costs of loans and financing linked to construction in progress as construction costs of intangible and concession contract assets, as follows:

	2020	2019	2018
Costs of loans and financing	1,211	1,250	1,287
Financing costs on intangible assets and contract assets (1) (Notes 15 and 18)	(33)	(23)	(30)
Net effect in Profit or loss	1,178	1,227	1,257

(1)	The average capitalization rate p.a. in 2020 was 5.39% (6.79% in 2019 and 9.64% in 2018).

The amounts of the capitalized borrowing costs have been excluded from the statement of cash flows, in the additions to cash flow of investment activities, as they do not represent an outflow of cash for acquisition of the related asset.

Restrictive covenants

The Company has contracts with financial covenants as follows:

Title - Security	Covenant	Ratio required – Issuer	Ratio required Cemig (guarantor)	Compliance required
7th Debentures Issue Cemig GT (1)	Net debt / (Ebitda + Dividends received)	The following or less: 3.0 in 2020 2.5 in 2021	The following or less: 3.0 in 2020 2.5 in 2021	Semi-annual and annual
Eurobonds Cemig GT (2)	Net debt / Ebitda adjusted for the Covenant (6)	The following or less: 3.0 on Dec. 31, 2020 3.0 on June 30, 2021 2.5 on/after Dec. 31, 2021	The following or less: 3.0 on Dec. 31, 2020 3.0 on June 30, 2021 3.0 on/after Dec. 31, 2021	Semi-annual and annual
7th Debentures Issue Cemig D	Net debt / Ebitda adjusted	The following or Less than 3.5	The following or Less than 3.0	Semi-annual and annual
Debentures GASMIG (3)	Overall indebtedness (Total liabilities/Total assets)	Less than 0.6	-	Annual
	Ebitda / Debt servicing	1.3 or more	-	Annual
	Ebitda / Net finance income (expenses)	2.5 or more	-	Annual
	Net debt / Ebitda	The following or less: 2.5 on/after Dec, 31.2020	-	Annual
8th Debentures Issue Gasmig Single series (4)	EBITDA/Debt servicing Net debt/EBITDA	1.3 or more as of Dec, 31.2020 3.0 or less as of Dec, 31.2020	- -	Annual Annual
Financings Caixa Econômica Federal (CEF) Parajuru and Volta do Rio (5)	Debt servicing coverage index Equity / Total liabilities Share capital subscribed in investee / Total investments made in the project financed	1.20 or more 20.61% or more (Parajuru) 20.63% or more (Volta do Rio) 20.61% or more (Parajuru) 20.63% or more (Volta do Rio)	- - -	Annual (during amortization) Always Always

(1)	7th Issue of Debentures by Cemig GT, as of December 31, 2016, of R$2,240.
(2)	In the event of a possible breach of the financial covenants, interest will automatically be increased by 2% p.a. during the period in which they remain exceeded. There is also an obligation to comply with a ‘maintenance’ covenants – that the consolidated debt, shall have a guarantee for debt of 1.75x Ebitda (2.0 as of December 31, 2017); and a ‘damage’ covenant, requiring real guarantee for debt at Cemig GT of 1.5x Ebitda.
(3)	If Gasmig does not achieve the required covenants, it must, within 120 days from the date of notice in writing from BNDES or BNDESPar, constitute guarantees acceptable by the debenture holders for the total amount of the debt, subject to the rules of the National Monetary Council (CMN), unless the required ratios are restored within that period. Certain contractually specified situations can cause early maturity of other debts (cross-default).
(4)	Non-compliance with the financial covenants results in automatic early maturity. If early maturity is declared by the debenture holders, Gasmig must make the payment after receipt of notification.
(5)	The financing contracts with Caixa Econômica Federal for the Praias de Parajuru and Volta do Rio wind power plants have financial covenants with compliance relating to early maturity of the debt remaining balance. Compliance with the debt servicing coverage index is considered to be demandable only annually and during the period of amortization, which begins in July 2020.
(6)	Ebitda is defined as: (i) Profit before interest, income tax and Social Contribution tax on profit; depreciation; and amortization, calculated in accordance with CVM Instruction 527, of October 4, 2012; – less: (ii) non-operational profit; any non-recurring non-monetary credits or gains that increase net profit; any payments in cash made on consolidated basis during the period relating to non-monetary charges that were newly added in the calculation of Ebitda in any prior period; and any non-recurring non-monetary expenses or charges.

The covenants remain in compliance as of December 31, 2020, with the exception non-compliance with the non-financial covenant of the loan contracts with the CEF of the subsidiaries Central Eólica Praias de Parajuru and Central Eólica Volta do Rio. Thus, exclusively to comply with the requirement of item 69 IAS 1, the Company reclassified R$2 to current liabilities, referring to the loans of those subsidiaries, which were originally classified in non-current liabilities. Additionally, the Company assessed the possible consequences arising from this matter in their other contracts for loans, financings and debentures, and concluded that no further adjustments were necessary.

The information on the derivative financial instruments (swaps) contracted to hedge the debt servicing of the Eurobonds (principal, in foreign currency, plus interest), and the Company’s exposure to interest rate risks, are disclosed in Note 31.